Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenues (notes 2, 5 and 7)	$ 327,658	$ 273,626	$ 971,211	$ 814,556
Voyage expenses (note 2)	(40,914)	(25,102)	(112,406)	(70,439)
Vessel operating expenses (notes 2 and 7)	(103,399)	(86,769)	(329,079)	(255,464)
Time-charter hire expenses	(13,144)	(20,677)	(39,335)	(61,940)
Depreciation and amortization (notes 1 and 2)	(91,523)	(75,304)	(281,267)	(224,317)
General and administrative (notes 7 and 12)	(15,416)	(19,870)	(51,092)	(47,866)
Gain on sale and (write-down) of vessels (note 15)	350	(316,726)	(206,941)	(318,226)
Restructuring charge (note 14)	(1,899)	(2,885)	(1,899)	(3,335)
Income (loss) from vessel operations	61,713	(273,707)	(50,808)	(167,031)
Interest expense (notes 6, 7 and 8)	(54,736)	(38,819)	(145,971)	(111,525)
Interest income	991	710	2,383	1,462
Realized and unrealized gain (loss) on derivative instruments (note 8)	9,381	(19,232)	53,273	(47,561)
Equity income (note 2)	11,877	4,416	34,221	12,316
Foreign currency exchange loss (note 8)	(266)	(6,526)	(6,069)	(13,313)
Losses on debt repurchases (notes 6 and 7h)	(55,479)	0	(55,479)	0
Other (expense) income - net (note 10b)	(699)	15,174	(4,562)	14,262
Loss before income tax expense	(27,218)	(317,984)	(173,012)	(311,390)
Income tax expense (notes 2 and 9)	(12,137)	(2,292)	(18,775)	(4,089)
Net loss	(39,355)	(320,276)	(191,787)	(315,479)
Non-controlling interests in net loss	(785)	(2,785)	(8,637)	3,126
Preferred unitholders' interest in net loss (note 11)	(8,038)	(11,917)	(23,447)	(36,689)
General Partner’s interest in net loss	(354)	(6,373)	(1,571)	(7,057)
Limited partners' interest in net loss	(46,254)	(323,035)	(205,026)	(348,237)
Limited partners' interest in net loss for basic loss per common unit (note 11)	$ (46,254)	$ (302,720)	$ (205,026)	$ (329,543)
Limited partners' interest in net loss per common unit
- basic (note 11) (usd per share)	$ (0.11)	$ (1.77)	$ (0.50)	$ (2.10)
- diluted (note 11) (usd per share)	$ (0.11)	$ (1.79)	$ (0.50)	$ (2.10)
Weighted-average number of common units outstanding:
- basic (shares)	410,314,977	170,657,562	410,243,129	156,966,145
- diluted (shares)	410,314,977	182,393,904	410,243,129	156,966,145
Cash distributions declared per common unit (usd per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.13